Prepaid Expenses and Other Current Assets and Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Prepaid Expenses And Other Current Assets And Accrued Expenses [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	September 30, 2019	December 31, 2018
Prepaid insurance	$1,741	$23
Prepaid research and development expenses	359	1,686
Other	223	-

Total prepaid expenses and other current assets	$2,323	$1,709

Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2017	2018
Prepaid research and development expenses	$167	$1,686
Other	8	23

Total prepaid expenses and other current assets	$175	$1,709

Schedule of Accrued Expenses

Accrued expenses consisted of the following (in thousands):

	September 30, 2019	December 31, 2018
Accrued payroll and related expenses	$839	$311
Accrued research and development expenses	198	100
Professional fees	229	75
Other	53	52

Total accrued expenses	$1,319	$538

Accrued expenses consisted of the following (in thousands):

	December 31,
	2017	2018
Accrued payroll and related expenses	$143	$311
Accrued research and development expenses	119	100
Professional fees	133	75
Other	38	52

Total accrued expenses	$433	$538